IDX Funds

IDX Risk-Managed Digital Assets Strategy Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2025

Principal Amount ($)		Dividend Yield (%)	Fair Value
	SHORT TERM INVESTMENTS - 68.30%
	MONEY MARKET FUNDS - 68.30%
17,509,472	First American Government Obligations Fund, Class X (a) (b)	4.038	17,509,472

	TOTAL SHORT TERM INVESTMENTS - (Cost $17,509,472)		17,509,472

	TOTAL INVESTMENTS - 68.30% - (Cost $17,509,472)		17,509,472
	OTHER ASSETS IN EXCESS OF LIABILITIES - 31.70%		8,118,362
	NET ASSETS - 100.00%		$25,627,834

(a)	Fair Value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(b)	The rate shown represents the seven day effective yield at September 30, 2025.

IDX Funds

IDX Risk-Managed Digital Assets Strategy Fund

CONSOLIDATED SCHEDULE OF OPEN FUTURES CONTRACTS (Unaudited)

September 30, 2025

	Number of Contracts	Expiration Date	Current Notional Amount	Unrealized Appreciation	Unrealized (Depreciation)
PURCHASE CONTRACTS
CME Bitcoin Futures - October 2025 (a)	29	10/31/2025	$16,701,825	$-	$(130,718)
CME Ether Futures - October 2025 (a)	14	10/31/2025	2,934,050	-	(201,862)
TOTAL PURCHASE CONTRACTS				-	(332,580)

TOTAL FUTURES CONTRACTS				$-	$(332,580)

NET UNREALIZED DEPRECIATION					$(332,580)

(a)	All or a portion of this investment is a holding of IDX Risk-Managed Digital Assets Strategy Subsidiary.

CME - Chicago Mercantile Exchange

IDX Risk-Managed Digital Assets Strategy Fund

Security Classification (a)	Level 1	Level 2	Level 3	Total
Investments
Short-Term Investments (b)	$17,509,472	$-	$-	$17,509,472
Total Investments	$17,509,472	$-	$-	$17,509,472

Other Financial Instruments
Futures Contracts (b) (c)
Unrealized appreciation of open futures contracts	$-	$-	$-	$-
Unrealized depreciation of open futures contracts	(332,580)	-	-	(332,580)
Total Futures Contracts	(332,580)	-	-	(332,580)
Total Other Financial Instruments	$(332,580)	$-	$-	$(332,580)

(a)	As of and during the period ended September 30, 2025, the Fund held no securities that were considered to be “Level 3” securities (those valued using significant unobservable inputs).

(b)	All money market funds and future contracts held in the Fund are Level 1 securities. For a detailed break-out of common stock by industry, please refer to the Consolidated Schedules of Investments.

(c)	Other financial instruments are derivative financial instruments not reflected in the Schedules of Investments, such as futures contracts. These contracts are valued at the unrealized appreciation / (depreciation) on the instrument.